Summary of Detailed Information about Restatement Explanatory (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
License fees	$ 605	$ 293	$ 831	$ 1,309
Development service revenues	1,202	684	2,091	2,809
Research and development expenses	3,293	1,485	8,081	4,711
Net loss	(3,420)	(1,932)	(10,276)	(5,474)
Total comprehensive loss	$ (5,319)	$ (1,674)	$ (4,071)	$ (4,881)
Basic and diluted loss per share	$ (0.70)	$ (0.40)	$ (2.12)	$ (1.21)
Prepaid expenses and other current assets	$ 2,474	$ 4,031	$ 2,474	$ 4,031	$ 1,772
Current portion of deferred revenues	3,484	3,018	3,484	3,018	4,815
Deficit	$ (338,664)	(328,000)	$ (338,664)	(328,000)	$ (334,619)
Previously stated [member]
IfrsStatementLineItems [Line Items]
License fees		527		1,601
Development service revenues
Research and development expenses		801		1,902
Net loss		(1,698)		(5,182)
Total comprehensive loss		$ (1,440)		$ (4,589)
Basic and diluted loss per share		$ (0.35)		$ (1.07)
Prepaid expenses and other current assets		$ 3,431		$ 3,431
Current portion of deferred revenues		2,075		2,075
Deficit		(327,708)		(327,708)
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
License fees		(234)		(292)
Development service revenues		684		2,809
Research and development expenses		684		2,809
Net loss		(234)		(292)
Total comprehensive loss		$ (234)		$ (292)
Basic and diluted loss per share		$ (0.05)		$ (0.06)
Prepaid expenses and other current assets		$ 600		$ 600
Current portion of deferred revenues		943		943
Deficit		$ (292)		$ (292)